Earnings per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	57,182
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	0	0	217,265